Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Note 11 - Long-Term Debt

The Company has a line of credit with the Federal Home Loan Bank secured by qualifying first lien and second mortgage loans and commercial real estate loans with eligible collateral value of $67.0 million with remaining availability of $55.5 million at December 31, 2014. There were no long-term advances under this line at December 31, 2014 and at December 31, 2013. The subsidiary bank also has standby letters of credit issued by the Federal Home Loan Bank to be used as collateral for public funds deposits. The aggregate amount of the letters of credit was $11.5 million at December 31, 2014.

During the second and third quarters of 2010, the Company conducted a private placement offering of fixed rate junior subordinated debt securities at $1,000 per security with a required minimum investment of $50,000. The offering raised $11.1 million, of which the entire $11.1 million was outstanding at December 31, 2013. These securities had a final maturity date of December 31, 2018 and may be redeemed by the Company after December 31, 2013. The junior subordinated debt paid interest quarterly at an annual fixed rate of 5.75%. All proceeds of this private placement qualify and are included in the calculation of Tier 2 capital. Once the final maturity drops under five years, the Company must impose a twenty percent annual reduction per year of the amount of the proceeds from the sale of these securities that are eligible to be counted as Tier 2 capital. The Company would have had a twenty percent reduction beginning at March 31, 2014. On March 31, 2014, the Company called its entire $11.1 million of this subordinated debt.

During the first quarter of 2014, the Company conducted a private placement offering of fixed rate junior subordinated debt securities at $1,000 per security with a required minimum investment of $50,000. The offering raised $9.5 million, of which the entire $9.5 million was outstanding at December 31, 2014. These securities have a final maturity date of March 31, 2024 and may be redeemed by the Company after March 31, 2019. The junior subordinated debt pays interest quarterly at an annual fixed rate of 5.75%. All proceeds of this private placement qualify and are included in the calculation of Tier 2 capital. Once the final maturity drops under five years, the Company must impose a twenty percent annual reduction per year of the amount of the proceeds from the sale of these securities that are eligible to be counted as Tier 2 capital. The Company would have a twenty percent reduction beginning at March 31, 2019.

These two events resulted in a net reduction of $1.6 million in the outstanding junior subordinated debt securities and in total long term borrowings at December 31, 2014.

On November 19, 2002, the Company executed a mortgage in the amount of $129,000 for the purchase of property for branch expansion. This loan bears interest at 6.00% and is to be paid in 60 quarterly installments of $3,277. The outstanding principal balance on this note was $35,738 at December 31, 2014 down from $46,301 at December 31, 2013.

As of December 31, 2014, the scheduled maturities of these long term borrowings are as follows:

Year ending December 31,
(dollars in thousands)

2016	$12
2017	12
2018	—
2019	—
2020	—
Thereafter	9,534

Total	$9,558